Property and equipment, net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 188,565	¥ 1,343,865	¥ 1,649,663
Less: accumulated depreciation	(106,339)	(757,857)	(899,711)
Total	82,226	586,008	749,952
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total			37,520
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub total	19,983	142,413	139,119
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	168,582	1,201,452	1,201,452
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub total			¥ 271,572